Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				3 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Payable To Manager [Member]	Dec. 31, 2013 Payable To Manager [Member]	Mar. 31, 2014 Teekay Tankers, Ltd [Member]	Jun. 30, 2014 Teekay Tankers, Ltd [Member] Charters Out [Member] Vessel	Jun. 30, 2014 Pool Managers [Member]	Dec. 31, 2013 Pool Managers [Member]
Related Party Transaction [Line Items]
Number of vessels						2
Reimbursement of Manager's crewing and manning costs	$ 8,707	$ 11,323	$ 5,400	$ 5,800
Working capital advanced to Pool Managers	33,197	27,991					20,400	20,300
Equity contribution from Teekay Corporation	$ 1,267				$ 1,267